Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 4 Income Taxes

U.S. Cellular is included in a consolidated federal income tax return and in certain state income tax returns with other members of the TDS consolidated group.  For financial statement purposes, U.S. Cellular and its subsidiaries compute their income tax expense as if they comprised a separate affiliated group and were not included in the TDS consolidated group.

U.S. Cellular’s current income taxes balances at December 31, 2016 and 2015 were as follows:

December 31,	2016	2015
(Dollars in millions)
Federal income taxes receivable (payable)	$(8)	$33
Net state income taxes receivable	–	1

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2016	2015	2014
(Dollars in millions)
Current
Federal	$29	$97	$(79)
State	(2)	5	9
Deferred
Federal	1	48	45
State	5	7	7
State - valuation allowance adjustment	–	–	6
Total income tax expense (benefit)	$33	$157	$(12)

A reconciliation of U.S. Cellular’s income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to U.S. Cellular’s effective income tax expense rate is as follows:

Year Ended December 31,	2016		2015		2014
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$29	35.0%	$141	35.0%	$(21)	35.0%
State income taxes, net of federal benefit[1]	3	3.6	8	2.1	12	(20.8)
Effect of noncontrolling interests	(1)	(1.1)	3	0.6	(6)	9.8
Other differences, net	2	2.2	5	1.0	3	(3.9)
Total income tax expense (benefit) and rate	$33	39.7%	$157	38.7%	$(12)	20.1%

[1]

State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance.  During the third quarter of 2014, U.S. Cellular recorded a $6 million increase to income tax expense related to a valuation allowance recorded against certain state deferred tax assets.

Significant components of U.S. Cellular’s deferred income tax assets and liabilities at December 31, 2016 and 2015 were as follows:

December 31,	2016	2015
(Dollars in millions)
Deferred tax assets
Net operating loss (“NOL”) carryforwards	$88	$79
Stock-based compensation	26	24
Compensation and benefits - other	21	20
Deferred rent	21	19
Other	56	79
Total deferred tax assets	212	221
Less valuation allowance	(65)	(55)
Net deferred tax assets	147	166
Deferred tax liabilities
Property, plant and equipment	473	517
Licenses/intangibles	326	306
Partnership investments	173	162
Total deferred tax liabilities	972	985
Net deferred income tax liability	$825	$819

Presented in the Consolidated Balance Sheet as:
Deferred income tax liability, net	$826	$821
Other assets and deferred charges	(1)	(2)
Net deferred income tax liability	$825	$819

At December 31, 2016, U.S. Cellular and certain subsidiaries had $1,845 million of state NOL carryforwards (generating a $70 million deferred tax asset) available to offset future taxable income.  The state NOL carryforwards expire between 2017 and 2036.  Certain subsidiaries had federal NOL carryforwards (generating an $18 million deferred tax asset) available to offset their future taxable income.  The federal NOL carryforwards expire between 2018 and 2036.  A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.

A summary of U.S. Cellular’s deferred tax asset valuation allowance is as follows:

	2016	2015	2014
(Dollars in millions)
Balance at beginning of year	$55	$53	$43
Charged to income tax expense	10	2	10
Balance at end of year	$65	$55	$53

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2016	2015	2014
(Dollars in millions)
Unrecognized tax benefits balance at beginning of year	$39	$36	$29
Additions for tax positions of current year	12	7	8
Additions for tax positions of prior years	3	1	–
Reductions for tax positions of prior years	(1)	–	(1)
Reductions for lapses in statutes of limitations	(10)	(5)	–
Unrecognized tax benefits balance at end of year	$43	$39	$36

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet.  If these benefits were recognized, they would have reduced income tax expense in 2016, 2015 and 2014 by $29 million, $25 million and $23 million, respectively, net of the federal benefit from state income taxes.

U.S. Cellular recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense (benefit).  The amounts charged to income tax expense related to interest and penalties resulted in a benefit of $2 million in 2016 and an expense of $1 million and $4 million in 2015 and 2014, respectively.  Net accrued liabilities for interest and penalties were $15 million and $17 million at December 31, 2016 and 2015, respectively, and are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.

U.S. Cellular is included in TDS’ consolidated federal and certain state income tax returns. U.S. Cellular also files certain state and local income tax returns separately from TDS.  With only limited exceptions, TDS is no longer subject to federal income tax audits for the years prior to 2013. With only a few exceptions, TDS is no longer subject to state income tax audits for years prior to 2012.